Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization and Description of Business
Organization and Description of Business

Note 1. Organization and Description of Business

Westrock Coffee Company, a Delaware corporation (the “Company,” “Westrock,” “we,” “us,” or “our”), is a leading integrated coffee, tea, flavors, extracts, and ingredients solutions provider in the United States, providing coffee sourcing, supply chain management, product development, roasting, packaging, and distribution services to the retail, food service and restaurant, convenience store and travel center, non-commercial account, consumer packaged goods (“CPG”), and hospitality industries around the world. We manage our business in two operating segments.

Beverage Solutions: Through this segment, we combine our product innovation and customer insights to provide value-added beverage solutions, including coffee, tea, flavors, extracts and ingredients. We provide products in a variety of packaging, including branded and private label coffee in bags, fractional packs, and single serve cups, as well as extract solutions to be used in products such as cold brew and ready-to-drink offerings. Currently we serve customers in the United States, Europe and Asia, through the retail, food service and restaurant, convenience store and travel center, non-commercial account, CPG, and hospitality industries.

Sustainable Sourcing & Traceability: Through this segment, we utilize our proprietary technology and digitally traceable supply chain to directly impact and improve the lives of our farming partners, tangible economic empowerment and an emphasis on environmental accountability and farmer literacy. Revenues primarily consist of sales from commodity contracts related to forward sales of green coffee.

On August 26, 2022 (the “Closing Date”), pursuant to the terms of the Transaction Agreement, dated April 4, 2022, by and among the Company, Riverview Acquisition Corp., a special purpose acquisition vehicle and a Delaware corporation (“Riverview”), Origin Merger Sub I, Inc. (“Merger Sub I”), and Origin Merger Sub II, LLC (“Merger Sub II”) (as amended, modified or supplemented, the “Transaction Agreement”), the Company completed its de-SPAC merger transaction with Riverview (the “Transaction”). In connection with the closing of the Transaction (the “Closing”), the Company converted from a Delaware limited liability company to a Delaware corporation (the “Conversion”) and changed its corporate name from “Westrock Coffee Holdings, LLC” (the “Converting Company”) to “Westrock Coffee Company.” Pursuant to the Transaction Agreement, Merger Sub I merged with and into Riverview, with Riverview surviving the merger as a direct wholly owned subsidiary of Westrock (such merger, the “SPAC Merger”) and immediately following the consummation of the SPAC Merger, Riverview merged with and into Merger Sub II, with Merger Sub II surviving the merger as a direct wholly owned subsidiary of Westrock (the “LLC Merger”, and together with the SPAC Merger, the “Mergers”). See Note 4 for additional disclosures related to the Transaction.

Note 1. Organization and Description of Business

Westrock Coffee Company, a Delaware corporation (the “Company,” “Westrock,” “we,” “us,” or “our”), is a leading integrated coffee, tea, flavors, extracts, and ingredients solutions provider in the United States, providing coffee sourcing, supply chain management, product development, roasting, packaging, and distribution services to the retail, food service and restaurant, convenience store and travel center, noncommercial account, CPG, and hospitality industries around the world. We manage our business in two operating segments.

Beverage Solutions: Through this segment, we combine our product innovation and customer insights to provide value-added beverage solutions, including coffee, tea, flavors, extracts and ingredients. We provide products in a variety of packaging, including branded and private label coffee in bags, fractional packs, and single serve cups, as well as extract solutions to be used in products such as cold brew and ready-to-drink offerings. Currently we serve customers in the United States, Europe and Asia, through the retail, food service and restaurant, convenience store and travel center, non-commercial account, CPG and hospitality industries.

Sustainable Sourcing & Traceability: Through this segment, we utilize our proprietary technology and digitally traceable supply chain to directly impact and improve the lives of our farming partners, tangible economic empowerment and an emphasis on environmental accountability and farmer literacy. Revenues primarily consist of sales from commodity contracts related to forward sales of green coffee.

The Company operates eight manufacturing facilities, three of which are located in Concord, North Carolina, two in North Little Rock, Arkansas, one in Richmond, California, one in Kigali, Rwanda, and one in Johor Bahru, Malaysia. The Company is currently completing the build out of its Conway, Arkansas facility, which is expected to begin commercial production in 2024.

On August 26, 2022, pursuant to the terms of the Transaction Agreement, dated April 4, 2022, by and among the Company, Riverview Acquisition Corp., a special purpose acquisition vehicle and a Delaware corporation (“Riverview”), Origin Merger Sub I, Inc. (“Merger Sub I”), and Origin Merger Sub II, LLC (“Merger Sub II”) (as amended, modified or supplemented, the “Transaction Agreement”), the Company completed its de-SPAC merger transaction with Riverview (the “Transaction”). In connection with the closing of the Transaction (the “Closing”), the Company converted from a Delaware limited liability company to a Delaware corporation (the “Conversion”) and changed its corporate name from “Westrock Coffee Holdings, LLC” (the “Converting Company”) to “Westrock Coffee Company.” Pursuant to the Transaction Agreement, Merger Sub I merged with and into Riverview, with Riverview surviving the merger as a direct wholly owned subsidiary of Westrock (such merger, the “SPAC Merger”) and immediately following the consummation of the SPAC Merger, Riverview merged with and into Merger Sub II, with Merger Sub II surviving the merger as a direct wholly owned subsidiary of Westrock (the “LLC Merger”, and together with the SPAC Merger, the “Mergers”). See Note 4 for additional disclosures related to the Transaction.